Note 19 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2024:
Total capital (to risk-weighted assets)	$77,185	14.34%	≥$43,064	≥8.00%	$	≥53,831	≥10.00%
Tier 1 capital (to risk-weighted assets)	70,456	13.09	≥ 32,298	≥6.00		≥43,064	≥8.00
Common Equity Tier 1 capital (to risk-weighted assets)	70,456	13.09	≥ 24,224	≥4.50		≥34,990	≥6.50
Tier 1 capital (to average assets)	70,456	10.80	≥ 26,095	≥4.00		≥32,619	≥5.00

	Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2023:
Total capital (to risk-weighted assets)	$75,800	12.30%	$ ≥49,285	≥8.00%	$	≥61,606	≥10.00%
Tier 1 capital (to risk-weighted assets)	68,813	11.17	≥36,964	≥6.00		≥49,285	≥8.00
Common Equity Tier 1 capital (to risk-weighted assets)	68,813	11.17	≥27,723	≥4.50		≥40,044	≥6.50
Tier 1 capital (to average assets)	68,813	9.11	≥30,205	≥4.00		≥37,756	≥5.00